UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03904

The Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/09 is included with this Form.

	The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)		May 31, 2009

Principal		Rating
Amount		(unaudited)		Value

LONG-TERM MUNICIPAL SECURITIES (93.3%)

	ARKANSAS (1.3%)
	Arkansas State Development Financing Authority, Economic Development Revenue
	Bonds, Ser. B, ADFA/ADED Guaranteed:
$300,000	4.25%, 3/1/15	A	*	$303,072
500,000	4.30%, 3/1/16	A	*	501,295
275,000	4.35%, 3/1/17	A	*	273,625
				1,077,992

	CALIFORNIA (13.2%)
1,705,000	Alameda County California Joint Powers Authority Lease Revenue, Revenue Bonds,
	FSA Insured, 5.00%, 12/1/22	Aa3	*	1,757,037
2,000,000	California Communities Note Program Note Participations, Revenue Notes Tax &
	Revenue Anticipation Notes, Ser.B, 3.00%, 7/31/09	AAA		2,007,880
1,200,000	California Housing Finance Agency Revenue, Revenue Bonds, AMT, Home Mortgage,
	Ser. E, 4.70%, 8/1/24	Aa2		1,000,944
550,000	California State Public Works Board, Revenue Bonds, Regents University California,
	Ser.F, 4.63%, 4/1/25	Aa2		544,428
635,000	Folsom Cordova California Unified School District, School Facilities Improvement
	District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007,
	Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	A3		333,851
1,375,000	Hollister Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds,
	Refunding & Improvement Project, Ser. 1, FSA Insured, 5.00%, 6/1/37	Aa3		1,264,491
535,000	Long Beach California HBR Revenue, Revenue Bonds, Refunding, AMT, Ser. A, MBIA-
	IL-RE Insured, 5.00%, 5/15/21	Aa2		507,362
	Moorpark California Unified School District, General Obligation Unlimited, 2008
	Election, Ser. A, Assured GTY Insured:
2,800,000	0.00%, 8/1/31 (1)	Aa2		740,432
3,055,000	0.00%, 8/1/33 (1)	Aa2		709,829
5,135,000	Norwalk-La Mirada California Unified School District, General Obligation Unlimited,
	Capital Appreciation, Ser. B, FSA-CR FGIC Insured, 0.00%, 8/1/29 (1)	Aa3		1,496,031
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities
	Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa3		874,708
				11,236,993

	FLORIDA (2.3%)
695,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured,
	4.50%, 7/1/18	Baa1		666,651
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program,
	MBIA Insured, 5.00%, 7/1/22	Aa3		426,653
350,000	Miami-Dade County Florida Aviation Revenue, Revenue Bonds, Miami International
	Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	A2		354,200
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21	A2		478,964
				1,926,468

	ILLINOIS (14.9%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding, Ser. A, FSA
	Insured, 5.00%, 1/1/22	Aa3		1,043,250
1,590,000	Chicago Illinois General Obligation Unlimited, Unrefunded Bal-2008, Project Refunding,
	FGIC Insured, 5.25%, 1/1/28	Aa3		1,593,593
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309,
	Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa2		2,811,461
645,000	Cook County General Obligation Unlimited, Ser. A, MBIA Insured, 6.25%, 11/15/13	Aa2		748,948
	Illinois Finance Authority Revenue, Revenue Bonds, Refunding, Shedd Aquarium
	Society, AMBAC Insured:

1

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value
$1,000,000	5.25%, 7/1/23	A1		$1,030,920
2,055,000	5.25%, 7/1/24	A1		2,109,786
3,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Revenue Bonds,
	Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	A2		3,384,527
				12,722,485

	INDIANA (5.2%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Bonds, Refunding,
	First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24	AAA	*	2,079,686
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue
	Bonds, MBIA Insured, 5.00%, 7/15/21	Baa1		1,681,783
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage,
	Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22	Baa1		216,659
440,000	5.00%, 7/15/23	Baa1		452,118
				4,430,246

	MASSACHUSETTS (2.0%)
1,800,000	Massachusetts State Housing Finance Agency, Housing Revenue Bonds, AMT, Single
	Family, Ser. 120, 4.90%, 12/1/25	Aa2		1,719,522

	MICHIGAN (2.7%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A,
	AGC-ICC MBIA Insured, 5.25%, 7/1/22	Aa2		2,205,903
70,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA
	Insured, 4.65%, 10/1/19	A2		71,422
				2,277,325

	MISSOURI (1.2%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction
	Sales Tax, Revenue Bonds Remk-Metrolink Cross Country Project, FSA Insured,
	5.00%, 10/1/21	Aa3		1,030,520

	NEVADA (4.4%)
2,320,000	Clark County Nevada Airport Revenue, Revenue Bonds, Jet Aviation Fuel Tax, Ser. C,
	AMBAC Insured, 5.38%, 7/1/16	A1		2,292,346
1,500,000	Clark County Nevada Improvement District, Special Location Improvement District No.
	112, 5.00%, 8/1/34	Aa1		1,476,675
				3,769,021
	NEW JERSEY (3.8%)
3,220,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds,
	Hackensack Universal Medical Center, Assured GTY Insured:, 5.25%, 1/1/31	Aa2		3,266,529

	NEW YORK (3.7%)
230,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa3		249,085
1,525,000	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Ser. A-
	2, MBIA-IBC Insured, 4.65%, 7/1/39	A2		1,337,715
1,500,000	New York State Thruway Authority Highway & Bridges Transport Federation, Revenue
	Bonds, General Second, Ser.B, AMBAC Insured, 5.00%, 4/1/19	AA	*	1,610,085
				3,196,885

2

		The Value Line Tax Exempt Fund, Inc.

May 31, 2009

Principal		Rating
Amount		(unaudited)		Value

	NORTH DAKOTA (1.9%)
$1,790,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%,
	8/15/27	Baa1		$1,649,091

	PENNSYLVANIA (3.2%)
2,740,000	Philadelphia Pennsylvania Authority for Industrial Development Airport Revenue,
	Revenue Bonds, Philadelphia Airport System Project, Ser. A, MBIA-RE FGIC Insured,
	5.30%, 7/1/18	A2		2,717,477

	PUERTO RICO (9.9%)
5,000,000	Commonwealth Infrastructure Financing Authority, Special Obligation Bonds, Ser. A,
	5.50%, 10/1/32	Aaa		5,249,900
2,000,000	Puerto Rico Comanwealth Highway & Transportation Authority Transpaortation
	Revenue, Revenue Bonds, Ser.L, 5.25%, 7/1/35	Baa1		1,810,660
17,710,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue
	Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)	Baa3		1,355,878
				8,416,438

	SOUTH CAROLINA (0.6%)
500,000	South Carolina State, General Obligation Unlimited, State School Facilities, Ser.A,
	5.75%, 1/1/13	Aaa		520,860

	TEXAS (20.1%)
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY
	Insured:, 5.00%, 8/15/17	Aa2		1,199,187
	Fort Worth Texas, General Obligation Ltd., Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa2		1,093,602
1,090,000	5.25%, 3/1/27	Aa2		1,143,672
650,000	5.25%, 3/1/28	Aa2		677,248
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		988,801
1,670,000	5.00%, 8/15/32	Aa3		1,688,520
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds,
	AMBAC Insured:
500,000	Ser. A, 5.00%, 8/1/16	A	*	530,595
120,000	Ser. A, 5.00%, 8/1/18	A	*	124,518
475,000	Ser. B, 5.00%, 8/1/21	A	*	481,973
500,000	Ser. C, 5.00%, 8/1/15	A	*	530,595
20,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital
	Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	3,055,600
2,400,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE
	Insured, 5.00%, 2/15/25	Baa1		2,416,416
	Upper Trinity Regional Water District, Revenue Bonds, Refunding, AMBAC Insured:
2,015,000	5.25%, 8/1/21	A3		2,119,699
1,105,000	5.25%, 8/1/22	A3		1,154,791
				17,205,217

3

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

	VIRGINIA (0.6%)
$500,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%,
	6/1/19	Aaa	$523,960

	WISCONSIN (2.3%)
1,975,000	Wisconsin State Health and Educational Facilities Authority Revenue, Revenue Bonds,
	Aurora Medical Group, Inc. Project, FSA Insured, 5.75%, 11/15/25	Aa3	1,975,593

	TOTAL MUNICIPAL SECURITIES (93.3%)
	(Cost $80,661,802)		79,662,622

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (6.7%)		5,757,897

	NET ASSETS (2) (100.0%)		$85,420,519

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($85,420,519 ÷ 9,012,983 shares outstanding)		$9.48

*	Rated by Moody's Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.
(1)	Zero coupon bond.
(2)	For federal income tax purposes, the aggregate cost was $81,348,445, aggregate gross unrealized appreciation was $1,709,821, aggregate gross unrealized depreciation was $2,709,000 and the net unrealized depreciation was $999,179.

4

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	79,662,622	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$79,662,622	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 5/31/09, there were no Level 1 or 3 investments.

Item 2.    Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date: July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date: July 23, 2009